As filed with the Securities and Exchange Commission on June 24, 2021

Securities Act File No. 333-183173
Investment Company Act File No. 811-22733

United States

Securities and Exchange Commission

Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 35

and/or

Registration Statement Under the Investment Company Act of 1940
Amendment No. 38

John Hancock Exchange-Traded Fund Trust

(Exact Name of Registrant as Specified in its Charter)

200 Berkeley Street
Boston, MA 02116
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including area code:

(800) 225-6020

Name and address of agent for service:

Kinga Kapuscinski, Esq.

Nicholas J. Kolokithas, Esq.

John Hancock Investment Management LLC
200 Berkeley Street
Boston, MA 02116

Copy to:
Christopher P. Harvey, Esq.
Allison M. Fumai, Esq.
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110-2605

Title of Securities Being Registered: Shares of beneficial interest ($0.00 par value) of John Hancock Ultra Short Income ETF, a series of the Registrant.

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on (July 23, 2021) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to John Hancock Ultra Short Income ETF. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant

JOHN HANCOCK EXCHANGE-TRADED FUND TRUST

CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

Cover Sheet

Contents of Registration Statement

Prospectus*

Statement of Additional Information*

Other Information*

Explanatory Note

Signature Page

* Incorporated herein by reference to Post-Effective Amendment No. 33 to Registrant’s Registration Statement, SEC File No. 811-22733, filed March 30, 2021, EDGAR Accession No. 0001133228-21-001766.

EXPLANATORY NOTE:

This Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A for John Hancock Exchange-Traded Fund Trust incorporates by reference the Registrant’s Prospectus (Part A), Statement of Additional Information (Part B) and Other Information (Part C) relating to John Hancock Ultra Short Income ETF contained in Post-Effective Amendment No. 33, which was filed with the U.S. Securities and Exchange Commission on March 30, 2021. The sole purpose of this filing is to delay the effective date of Registrant’s Post-Effective Amendment No. 33 to July 23, 2021 pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 24th day of June, 2021.

JOHN HANCOCK EXCHANGE-TRADED FUND TRUST

By:	/s/ Andrew G. Arnott
Name: Andrew G. Arnott
Title: President and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Andrew G. Arnott	President and Trustee	June 24, 2021
Andrew G. Arnott

/s/ Charles A. Rizzo	Chief Financial Officer	June 24, 2021
Charles A. Rizzo	(Principal Financial Officer and Principal Accounting Officer)

/s/ Charles L. Bardelis *	Trustee	June 24, 2021
Charles L. Bardelis

/s/ James R. Boyle *	Trustee	June 24, 2021
James R. Boyle

/s/ Peter S. Burgess *	Trustee	June 24, 2021
Peter S. Burgess

/s/ William H. Cunningham *	Trustee	June 24, 2021
William H. Cunningham

/s/ Grace K. Fey *	Trustee	June 24, 2021
Grace K. Fey

/s/ Marianne Harrison *	Trustee	June 24, 2021
Marianne Harrison

/s/ Deborah C. Jackson *	Trustee	June 24, 2021
Deborah C. Jackson

/s/ Hassell H. McClellan *	Trustee	June 24, 2021
Hassell H. McClellan

/s/ Steven R. Pruchansky *	Trustee	June 24, 2021
Steven R. Pruchansky

/s/ Frances G. Rathke *	Trustee	June 24, 2021
Frances G. Rathke

Signature	Title	Date

/s/ Gregory A. Russo *	Trustee	June 24, 2021
Gregory A. Russo

*By:	Power of Attorney

By:	/s/ Sarah M. Coutu
Sarah M. Coutu
Attorney-In-Fact

*Pursuant to Power of Attorney previously filed with Post-Effective Amendment No. 30 to the Trust’s Registration Statement on January 8, 2021.